CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Millions, $ in Millions	CNY (¥) shares	USD ($) shares	Total shareholders' equity CNY (¥)	Ordinary Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury shares CNY (¥)	Subscription receivables CNY (¥)	Statutory reserves CNY (¥)	Cumulative translation adjustments CNY (¥)	Unrealized gains (losses) on interest rate swaps and others CNY (¥)	Retained earnings CNY (¥)	Noncontrolling interest CNY (¥)
Balance at Mar. 31, 2020	¥ 870,548		¥ 755,401	¥ 1	¥ 343,707		¥ (51)	¥ 6,100	¥ (387)	¥ (256)	¥ 406,287	¥ 115,147
Balance (in shares) at Mar. 31, 2020 | shares				21,491,994,944
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment	(18,642)		(17,071)				4		(17,092)	17		(1,571)
Share of additional paid-in capital and other comprehensive income of equity method investees	(746)		(747)		702				(1,451)	2		1
Change in fair value of interest rate swaps under hedge accounting and others	104		104							104
Net income for the year	143,144		150,578								150,578	(7,434)
Acquisition of subsidiaries	30,225		1,836		1,836							28,389
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options	205		205		205
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options (in shares) | shares				211,562,920
Repurchase and retirement of ordinary shares	(773)		(773)		(79)						(694)
Repurchase and retirement of ordinary shares (in shares) | shares				(4,526,416)
Transactions with noncontrolling interests	694		1,201		1,201							(507)
Amortization of compensation cost	50,989		47,006		47,006							3,983
Appropriation to statutory reserves								1,247			(1,247)
Others	(787)		(270)		(270)							(517)
Balance at Mar. 31, 2021	1,074,961		937,470	¥ 1	394,308		(47)	7,347	(18,930)	(133)	554,924	137,491
Balance (in shares) at Mar. 31, 2021 | shares				21,699,031,448
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment	(15,469)		(13,466)				1		(13,470)	3		(2,003)
Share of additional paid-in capital and other comprehensive income of equity method investees	(1,227)		(1,229)		(445)				(784)			2
Change in fair value of interest rate swaps under hedge accounting and others	157		157							157
Net income for the year	46,891		62,249								62,249	(15,358)
Acquisition of subsidiaries	59											59
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options	109		109		109
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options (in shares) | shares				177,096,968
Repurchase and retirement of ordinary shares	(61,912)		(61,912)		(8,567)	¥ (2,221)					(51,124)
Repurchase and retirement of ordinary shares (in shares) | shares				(518,805,304)
Transactions with noncontrolling interests	6,019		6,057		6,057							(38)
Amortization of compensation cost	24,004		19,334		19,334							4,670
Appropriation to statutory reserves								2,492			(2,492)
Others	(1,054)		(290)		(290)							(764)
Balance at Mar. 31, 2022	¥ 1,072,538		948,479	¥ 1	410,506	(2,221)	(46)	9,839	(33,184)	27	563,557	124,059
Balance (in shares) at Mar. 31, 2022 | shares	21,357,323,112	21,357,323,112		21,357,323,112
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment	¥ 22,329		21,234				(3)		21,236	1		1,095
Share of additional paid-in capital and other comprehensive income of equity method investees	458		462		(1,031)				1,472	21		(4)
Change in fair value of interest rate swaps under hedge accounting and others	10	$ 2	10							10
Net income for the year	65,208		72,783								72,783	(7,575)
Acquisition of subsidiaries	38											38
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options	11		11		11
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options (in shares) | shares				201,547,520
Repurchase and retirement of ordinary shares	(74,706)		(74,706)		(13,990)	(26,542)					(34,174)
Repurchase and retirement of ordinary shares (in shares) | shares				(1,039,252,920)
Transactions with noncontrolling interests	(2,314)		(3,987)		(3,987)							1,673
Amortization of compensation cost	30,596		25,134		25,134							5,462
Equity-settled donation	511		511		511
Equity-settled donation, shares | shares				6,400,000
Appropriation to statutory reserves								3,138			(3,138)
Others	(1,616)		(274)		(274)							(1,342)
Balance at Mar. 31, 2023	¥ 1,113,063	$ 162,075	¥ 989,657	¥ 1	¥ 416,880	¥ (28,763)	¥ (49)	¥ 12,977	¥ (10,476)	¥ 59	¥ 599,028	¥ 123,406
Balance (in shares) at Mar. 31, 2023 | shares	20,526,017,712	20,526,017,712		20,526,017,712